Other Assets and Liabilities (Summarized Financial Information of Morgan Stanley) (Detail) - Morgan Stanley [Member] - JPY (¥) ¥ in Billions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Equity Method Investment, Summarized Financial Information, Assets
Trading assets	¥ 26,384	¥ 31,143
Securities purchased under agreements to resell	11,130	10,963
Securities borrowed	15,822	18,069
Total assets	90,989	99,633
Equity Method Investment, Summarized Financial Information, Liabilities and Equity
Trading liabilities	13,045	15,028
Securities sold under agreements to repurchase and Securities loaned	6,586	10,457
Long-term borrowings	18,345	18,692
Total liabilities	82,293	90,564
Noncontrolling interests	131	157
Equity Method Investment, Summarized Financial Information, Income and Loss
Net revenues	3,961	3,875	¥ 3,333
Total non-interest expenses	3,076	3,449	2,812
Income from continuing operations before income taxes	885	426	521
Net income applicable to Morgan Stanley	¥ 585	¥ 459	¥ 349